Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories	Inventories
The major components of inventories were as follows:

	December 31,
	2018	2017
Petroleum products	$12,203	$8,731
Crude oil	8,379	29,873
Caustic soda	10,372	5,755
NaHS	12,400	8,277
Raw materials - Alkali Operations	5,952	4,550
Work-in-process - Alkali Operations	2,322	7,355
Finished goods, net - Alkali Operations	11,402	14,075
Materials and supplies, net - Alkali Operations	10,490	10,030
Other	11	7
Total	$73,531	$88,653

Inventories are valued at the lower of cost or net realizable value. The net realizable value of inventories were recorded below cost by approximately $1.0 million as of December 31, 2018 and were not recorded below cost as of December 31, 2017; therefore we reduced the value of inventory in our Consolidated Financial Statements for this difference.
Materials and supplies include chemicals, maintenance supplies, and spare parts which will be consumed in the mining of trona ore and production of soda ash processes.